Group entities (Tables)	18 Months Ended
Oct. 31, 2018
Group entities [Abstract]
Details of Subsidiaries
Details of subsidiaries as at October 31, 2018 are provided below:

	Company name	Country of incorporation	Principal activities	Key to Registered Office address
	Holding companies:
1	Micro Focus Midco Limited	UK	Holding company	1
2	Micro Focus Group Limited	UK	Holding company	1
3	Micro Focus CHC Limited	UK	Holding company	1
4	Micro Focus MHC Limited	UK	Holding company	1
5	Micro Focus Holdings Unlimited (formerly Micro Focus Holdings Limited)	UK	Holding company	1
6	Micro Focus (IP) Limited	UK	Holding company	1
7	Micro Focus (US) Holdings	UK	Holding company	1
8	Micro Focus IP Limited	Cayman Islands	Holding company	35
9	Novell Holdings Deutschland GmbH	Germany	Holding company	50
10	Micro Focus Finance Ireland Limited	Ireland	Holding company	67
11	Micro Focus Group Holdings Unlimited	Ireland	Holding company	66
12	Micro Focus International Holdings Limited	Ireland	Holding company	66
13	NetIQ Ireland Limited	Ireland	Holding company	66
14	Novell Cayman Software Unlimited Company	Ireland	Holding company	66
15	Novell Cayman Software International Unlimited Company	Ireland	Holding company	66
16	Novell Ireland Real Estate Unlimited Company	Ireland	Holding company	66
17	SUSE Linux Holdings Limited	Ireland	Holding company	66
18	Novell Software International Limited	Ireland	Holding company	66
19	Micro Focus Finance S.a.r.l	Luxembourg	Holding company	80
20	Minerva Finance S.à.r.l.	Luxembourg	Holding company	80
21	Borland Corporation	USA	Holding company	4
22	Micro Focus (US) Group, Inc	USA	Holding company	4
23	MA FinanceCo., LLC	USA	Holding company	4
24	The Attachmate Group, Inc.	USA	Holding company	4
25	Novell Holdings, Inc.	USA	Holding company	4
26	Novell International Holdings, Inc.	USA	Holding company	4
27	Micro Focus (US) International Holdings Inc.	USA	Holding company	4
28	Spartacus Acquisition Holdings Corp.	USA	Holding company	6
29	Spartacus Acquisition Corp.	USA	Holding company	6
30	Serena Software, Inc.	USA	Holding company	6
31	Serena Holdings Limited	UK	Holding company	1
32	Merant Holdings Limited	UK	Holding company	1
33	GWAVA ULC (formerly GWAVA Inc.)	Canada	Holding company	28
34	Seattle Holdings, Inc.	USA	Holding company	6

	Trading companies:
35	Attachmate Group Australia Pty Limited	Australia	Sale and support of software	11
36	Borland Australia Pty Limited	Australia	Sale and support of software	11
37	Micro Focus Pty Limited	Australia	Sale and support of software	11
38	Attachmate Group Austria GmbH	Austria	Sale and support of software	14
39	Borland Entwicklung GmbH	Austria	Development of software	15
40	Attachmate Group Belgium BVBA	Belgium	Sale and support of software	16
41	Micro Focus SPRL (formerly Micro Focus NV)	Belgium	Sale and support of software	16
42	Borland Latin America Ltda	Brazil	Sale and support of software	19
43	Micro Focus Programmeação de Computadores Ltda	Brazil	Sale and support of software	19
44	Novell do Brasil Software Ltda	Brazil	Sale and support of software	19
45	Micro Focus APM Solutions Limited (EOOD)	Bulgaria	Development of software	25
46	Micro Focus (Canada) ULC (formerly Micro Focus (Canada) Limited)	Canada	Development, sale and support of software	27
47	Micro Focus Software (Canada), ULC	Canada	Sale and support of software	29
48	Novell Software (Beijing) Limited	China	Development, sale and support of software	37

	Company name	Country of incorporation	Principal activities	Key to Registered Office address
	Trading companies continued:
49	SUSE Linux s.r.o.	Czech Republic	Development, sale and support of software	42
50	Attachmate Group Denmark ApS (formerly Attachmate Group Demark A/s)	Denmark	Sale and support of software	44

51	Micro Focus Middle East FZ-LLC	United Arab Emirates	Sale and support of software	124
52	Attachmate Group France SARL	France	Sale and support of software	48
53	Borland (France) Sarl	France	Sale and support of software	48
54	Micro Focus SAS	France	Sale and support of software	48
55	Attachmate Group Germany GmbH	Germany	Sale and support of software	51
56	Micro Focus GmbH	Germany	Sale and support of software	51
57	SUSE Linux GmbH	Germany	Development, sale and support of software	52
58	Attachmate Group Hong Kong Limited	Hong Kong	Sale and support of software	56
59	Micro Focus India Private Limited	India	Support of software	60
60	Micro Focus Software India Private Limited	India	Development, sale and support of software	60
61	Relativity Technologies Private Limited	India	Sale and support of software	60
62	Attachmate Ireland Limited	Ireland	Sale and support of software	65
63	Micro Focus Ireland Limited	Ireland	Development, sale and support of software	66
64	Micro Focus Software (Ireland) Limited	Ireland	Development, sale and support of software	67
65	NetIQ Europe Limited	Ireland	Sale and support of software	65
66	Micro Focus Israel Limited	Israel	Development and support of software	69
67	Attachmate Group Italy Srl	Italy	Sale and support of software	73
68	Micro Focus Srl	Italy	Sale and support of software	73
69	Borland Co, Limited	Japan	Sale and support of software	78
70	Micro Focus KK	Japan	Sale and support of software	78
71	Novell Japan Limited	Japan	Sale and support of software	78
72	NetIQ KK	Japan	Sale and support of software	78
73	Novell Corporation (Malaysia) Sdn. Bhd.	Malaysia	Sale and support of software	83
74	Attachmate Group Netherlands B.V.	Netherlands	Sale and support of software	86
75	Authasas B.V.	Netherlands	Sale and support of software	86
76	Borland B.V.	Netherlands	Sale and support of software	86
77	Micro Focus B.V. (formerly Micro Focus NV)	Netherlands	Sale and support of software	86
78	Micro Focus Software (New Zealand) Unlimited (formerly Novell New Zealand Limited)	New Zealand	Sale and support of software	90
79	Micro Focus AS	Norway	Sale and support of software	91
80	Novell Portugal Informatica Lda	Portugal	Sale and support of software	94
81	Attachmate Group Singapore Pte. Limited	Singapore	Sale and support of software	100
82	Borland (Singapore) Pte. Limited	Singapore	Sale and support of software	100
83	Micro Focus Pte Limited	Singapore	Sale and support of software	100
84	Attachmate Group South Africa (Pty) Limited	South Africa	Sale and support of software	103
85	Micro Focus South Africa (Pty) Limited	South Africa	Sale and support of software	104
86	Micro Focus Korea Limited	South Korea	Sale and support of software	106
87	Novell Korea Co., Limited	South Korea	Sale and support of software	107
88	Attachmate Group Spain S.L.	Spain	Sale and support of software	108
89	Micro Focus S.L.U.	Spain	Sale and support of software	109
90	Attachmate Group Sweden AB	Sweden	Sale and support of software	112
91	Attachmate Group Schweiz AG	Switzerland	Sale and support of software	114
92	Micro Focus GmbH (formerly Micro Focus AG)	Switzerland	Sale and support of software	115
93	Novell (Taiwan) Co., Limited	Taiwan	Sale and support of software	119
94	Attachmate Teknoloji Satış ve Pazarlama Ltd. Şti.	Turkey	Sale and support of software	121
95	Attachmate Sales UK Limited	UK	Sale and support of software	1

	Company name	Country of incorporation	Principal activities	Key to Registered Office address
	Trading companies continued:
96	Micro Focus IP Development Limited	UK	Development and support of software	1
97	Micro Focus Limited	UK	Sale and support of software	1
98	Novell U.K. Limited	UK	Sale and support of software	1
99	Novell UK Software Limited	UK	Sale and support of software	1
100	Micro Focus Software, Inc.	USA	Development and support of software	4

101	Attachmate Corporation	USA	Development and support of software	5
102	Micro Focus (US), Inc.	USA	Development and support of software	4
103	NetIQ Corporation	USA	Development and support of software	4
104	SUSE LLC	USA	Development and support of software	7
105	Borland Software Corporation	USA	Development and support of software	4
106	Serena Software Pty Limited	Australia	Sale and support of software	11
107	Serena Software Benelux BVBA	Belgium	Sale and support of software	16
108	Serena Software Do Brasil Ltda	Brazil	Sale and support of software	21
109	Serena Software SAS	France	Sale and support of software	48
110	Serena Software GmbH	Germany	Sale and support of software	54
111	Serena Software Japan KK	Japan	Sale and support of software	78
112	Serena Software Pte. Limited	Singapore	Sale and support of software	100
113	Serena Software SA	Spain	Sale and support of software	110
114	Serena Software Europe Limited	UK	Sale and support of software	1
115	Serena Software Ukraine LLC	Ukraine	Sale and support of software	123
116	GWAVA Technologies Inc.	USA	Sale and support of software	6
117	GWAVA EMEA GmbH	Germany	Sale and support of software	53

	Dormant companies:
118	Cambridge Technology Partners do Brasil s.c. Ltda	Brazil	Dormant	20
119	NetManage Canada ULC (formerly NetManage Canada Inc.)	Canada	Dormant	27
120	Borland Canada Software ULC (formerly Borland Canada, Inc.	Canada	Dormant	28
121	Micro Focus International Limited	Cayman Islands	Dormant	35
122	NetIQ Software International Limited	Cyprus	Dormant	41
123	NOVL Czech s.r.o.	Czech Republic	Dormant	42
124	Attachmate Middle East LLC	Egypt	Dormant	46
125	Borland GmbH	Germany	Dormant	51
126	Attachmate (Hong Kong) Limited	Hong Kong	Dormant	56
127	Borland (H.K.) Limited	Hong Kong	Dormant	57
128	NetIQ Asia Ltd.	Hong Kong	Dormant	57
129	Attachmate India Private Limited	India	Dormant	59
130	Borland Software India Private Limited	India	Dormant	60
131	Cambridge Technology Partners India Private Limited	India	Dormant	60
132	Novell India Pvt. Limited	India	Dormant	61
133	SUSE Linux Ireland Limited	Ireland	Dormant	66
134	N.Y. NetManage (Yerushalayim) Limited	Israel	Dormant	70
135	Novell Israel Software Limited	Israel	Dormant	71
136	Authasas Advanced Authentication B.V.	Netherlands	Dormant	86
137	Borland (Holding) UK Limited	UK*	Dormant	1
138	Borland (UK) Limited	UK*	Dormant	1
139	Micro Focus APM Solutions Limited	UK*	Dormant	1
140	Micro Focus UK Limited	UK*	Dormant	1
141	NetIQ Limited	UK*	Dormant	1
142	Ryan McFarland Limited	UK*	Dormant	1

	Company name	Country of incorporation	Principal activities	Key to Registered Office address
	Dormant companies continued:
143	XDB (UK) Limited	UK*	Dormant	1
144	Borland Technology Corporation	USA	Dormant	4
145	CJDNLD, LLC	USA	Dormant	4
146	Micro Focus (IP) Holdings Limited	UK	Dormant	1
147	Micro Focus (IP) Ireland Limited	Ireland	Dormant	66

	Acquisitions in the period ended October 31, 2018:
	HPE Software business:
148	Autonomy Australia Pty Limited	Australia	Sale and support of software	12
149	Autonomy Systems Australia Pty Limited	Australia	Sale and support of software	12
150	Entco Australia Pty Limited	Australia	Sale and support of software	12
151	Entcorp Australia Pty Limited	Australia	Sale and support of software	12
152	Autonomy Belgium BVBA	Belgium	Sale and support of software	17
153	Entco Belgium BVBA	Belgium	Sale and support of software	17
154	Entco Holdings L.P.	Bermuda	Holding company	18
155	Entco Brasil Servicos de Tecnologia Ltda	Brazil	Sale and support of software	22
156	Peregrine Systems do Brazil Limitada	Brazil	Sale and support of software	23
157	Verity Worldwide Limited	British Virgin Islands	Sale and support of software	24
158	Entco Bulgaria EOOD	Bulgaria	Sale and support of software	26
159	Autonomy Systems (Canada) Limited	Canada	Sale and support of software	32
160	Entco Software Canada Co. Logiciels Entco Canada Cie	Canada	Sale and support of software	33
161	Entcorp Canada, Inc.	Canada	Sale and support of software	34
162	Entco Bellatrix HoldCo	Cayman Islands	Sale and support of software	36
163	Entco Capital Co	Cayman Islands	Sale and support of software	36
164	Entco Investment Co	Cayman Islands	Sale and support of software	36
165	Entco Marigalante Limited	Cayman Islands	Sale and support of software	36
166	Autonomy Systems (Beijing) Limited Company	China	Sale and support of software	38
167	Shanghai Entco Software Technology Co., Limited	China	Sale and support of software	39
168	Entco CentroAmerica CAC Limitada	Costa Rica	Sale and support of software	40
169	Entco Costa Rica Limitada	Costa Rica	Sale and support of software	40
170	Entcorp Czechia, s.r.o.	Czech Republic	Sale and support of software	43
171	Entco Denmark ApS	Denmark	Sale and support of software	45
172	Entco France SAS	France	Sale and support of software	49
173	Entco Deutschland GmbH	Germany	Sale and support of software	55
174	EntCorp Hong Kong Limited	Hong Kong	Sale and support of software	58
175	Autonomy Software Asia Private Limited	India	Sale and support of software	64
176	Entco IT Services Private Limited	India	Sale and support of software	62
177	Entco Software India Private Limited	India	Sale and support of software	63
178	Entsoft Galway Limited	Ireland	Sale and support of software	68
179	Entsoft Holding Ireland Unlimited Company	Ireland	Holding company	68
180	Entsoft Ireland Limited	Ireland	Sale and support of software	68
181	Entco Interactive (Israel) Limited	Israel	Sale and support of software	72
182	Entcorp Software Israel Limited	Israel	Sale and support of software	72
183	Autonomy Italy Srl	Italy	Sale and support of software	74
184	Entco Italiana Srl	Italy	Sale and support of software	75
185	Enterprise Corp Italiana Srl	Italy	Sale and support of software	76
186	Verity Italia Srl	Italy	Sale and support of software	77
187	Entcorp Japan K.K.	Japan	Sale and support of software	79
188	Micro Focus Enterprise Limited	Japan	Sale and support of software	78
189	Entco Luxembourg Sarl	Luxembourg	Sale and support of software	81
190	Verity Luxembourg S.à r.l.	Luxembourg	Sale and support of software	82
191	Entco Software Malaysia Sdn. Bhd.	Malaysia	Sale and support of software	84
192	Entco Mexico, S. de R.L. de C.V.	Mexico	Sale and support of software	85
193	Entco Software México, S. de R.L. de C.V.	Mexico	Sale and support of software	85

	Company name	Country of incorporation	Principal activities	Key to Registered Office address
	Acquisitions in the period ended October 31, 2018 continued:
	HPE Software business continued:
194	Entcorp Software México, S. de R.L. de C.V.	Mexico	Sale and support of software	85
195	Autonomy HoldCo B.V.	Netherlands	Sale and support of software	87
196	Autonomy Netherlands BV	Netherlands	Sale and support of software	88
197	Entco Caribe B.V.	Netherlands	Sale and support of software	87
198	Entco Draco B.V.	Netherlands	Sale and support of software	87
199	Entco Eastern Holding B.V.	Netherlands	Holding company	87
200	Entco Eastern Holding II B.V.	Netherlands	Holding company	87
201	Entco Enterprise B.V.	Netherlands	Sale and support of software	87
202	Entco Gatriam Holding B.V.	Netherlands	Holding company	87
203	Entco HoldCo B.V.	Netherlands	Holding company	87
204	Entco HoldCo I B.V.	Netherlands	Holding company	87
205	Entco HoldCo II B.V.	Netherlands	Holding company	87
206	Entco HoldCo III B.V.	Netherlands	Holding company	87
207	Entco HoldCo IV B.V.	Netherlands	Holding company	87
208	Entco Holding Berlin B.V.	Netherlands	Holding company	87
209	Entco Holding Finance B.V.	Netherlands	Holding company	87
210	Entco Holding Hague B.V.	Netherlands	Holding company	87
211	Entco Holding Hague II B.V.	Netherlands	Holding company	87
212	Entco International Trade B.V.	Netherlands	Sale and support of software	87
213	Entco Nederland B.V.	Netherlands	Sale and support of software	87
214	Entco Puerto Rico B.V.	Netherlands	Sale and support of software	87
215	Entco Sinope Holding B.V.	Netherlands	Holding company	87
216	Entcorp Nederlands B.V.	Netherlands	Sale and support of software	88
217	Verity Benelux B.V.	Netherlands	Sale and support of software	88
218	Entcorp Philippines, Inc.	Philippines	Sale and support of software	92
219	Entco Polska sp. z o.o.	Poland	Sale and support of software	93
220	Entco Caribe B.V. LLC	Puerto Rico	Sale and support of software	95
221	Entco Puerto Rico B.V. LLC	Puerto Rico	Sale and support of software	96
222	Entco Software Romania SRL	Romania	Sale and support of software	97
223	Limited Liability Company Entco	Russian Federation	Sale and support of software	98
224	Autonomy Systems Singapore Pte Ltd	Singapore	Sale and support of software	101
225	Micro Focus Software Pte. Ltd (formerly - Entco Singapore (Sales) Pte. Ltd.)	Singapore	Sale and support of software	101
226	Entco Software Pte. Ltd.	Singapore	Sale and support of software	101
227	Autonomy Systems Software South Africa Pty Ltd	South Africa	Sale and support of software	105
228	Entco Field Delivery Spain, S.L.U.	Spain	Sale and support of software	111
229	EntCo Software Spain S.L.U.	Spain	Sale and support of software	111
230	Entco Sverige AB	Sweden	Sale and support of software	113
231	Entco International Sàrl	Switzerland	Sale and support of software	116
232	Entco Schweiz GmbH	Switzerland	Sale and support of software	117
233	Trilead GmbH	Switzerland	Sale and support of software	118
234	Entco Turkey Teknoloji Çözümleri Limited Şirketi	Turkey	Sale and support of software	122
235	Entco Software Services Middle East FZ-LLC	United Arab Emirates	Sale and support of software	125
236	Autonomy Systems Limited	United Kingdom	Sale and support of software	2
237	Entco Foreign HoldCo Limited	United Kingdom	Holding company	2
238	Entco Situla Holding Limited	United Kingdom	Holding company	2
239	Entcorp Marigalante UK Limited	United Kingdom	Sale and support of software	2
240	Entcorp UK Limited	United Kingdom	Sale and support of software	2
241	Longsand Limited	United Kingdom	Sale and support of software	2
242	ArcSight, LLC	USA	Sale and support of software	10
243	Entco Andromeda LLC	USA	Sale and support of software	10
244	Entco Brazil Holdings LLC	USA	Holding company	8
245	Entco Delaware LLC	USA	Sale and support of software	10

	Company name	Country of incorporation	Principal activities	Key to Registered Office address
	Acquisitions in the period ended October 31, 2018 continued:
	HPE Software business continued:
246	Entco Government Software LLC	USA	Sale and support of software	10
247	Entco Holdings, Inc.	USA	Holding company	10
248	Entco MS, Inc.	USA	Sale and support of software	10
249	Entco Technologies, Inc.	USA	Sale and support of software	10
250	Entco, LLC	USA	Sale and support of software	10
251	EntIT Software LLC	USA	Sale and support of software	10
252	MicroLink LLC	USA	Sale and support of software	10
253	Seattle Escrow Borrower LLC	USA	Holding company	10
254	Seattle SpinCo, Inc.	USA	Holding company	10
255	Stratify, Inc.	USA	Sale and support of software	10
256	Vertica Systems, LLC	USA	Sale and support of software	10
257	Voltage Security International, Inc.	USA	Sale and support of software	10

	COBOL IT:
258	Cobol-IT, SAS	France	Sale and support of software	47

	New companies incorporated in the period ended October 31, 2018:
259	SUSE Software Solutions Australia Pty Limited	Australia	Sale and support of software	13
260	Serena Software Canada Limited	Canada	Sale and support of software	30
261	SUSE Software Solutions Canada ULC	Canada	Sale and support of software	31
262	SUSE International Holdings GmbH	Germany	Holding company	52
263	Attachmate Australasia Pty Limited	Australia	Sale and support of software	11
264	SUSE Software Solutions Hong Kong Limited	Hong Kong	Sale and support of software	59
265	SUSE Software Solutions Netherlands BV	Netherlands	Sale and support of software	89
266	Micro Focus Software (IP) Holdings Limited	UK	Holding company	1
267	SUSE Software Solutions International Services Limited	Ireland	Sale and support of software	66
268	SUSE Software Solutions Ireland Limited	Ireland	Sale and support of software	66
269	Micro Focus LLC	Saudi Arabia	Sale and support of software	99
270	SUSE Software Solutions South Africa (Pty) Limited	South Africa	Sale and support of software	102
271	Micro Focus Enterprise (Tunisia) LLC	Tunisia	Sale and support of software	120
272	SUSE Software Solutions UK Limited	UK	Sale and support of software	3
273	Micro Focus Integration Holdings Limited	UK	Holding company	1
274	Micro Focus Integration Limited	UK	Sale and support of software	1
275	Micro Focus Midco Holdings Limited	UK	Holding company	1
276	Marcel Holdings LLC	USA	Sale and support of software	9

* The above companies incorporated in the UK are exempt from audit and from preparing Annual Accounts.